Other Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Income [Abstract]
Other non operating income	$ 1,656,710	$ 518,007	$ 239,231
Gain on settlement on accounts payable	1,200,000
Gain from disposal of fixed assets	$ 480,235	$ 477,115